UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010
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Check here if Amendment [ ]:  Amendment Number:  -----------

This Amendment (Check only one):      [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Brevan Howard Investment Products Limited
Address:          4th Floor, One Esplanade
                  St Helier, Jersey, JE2 3AD, Channel Islands


Form 13F File Number:  (To be determined after filing)
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:             David Barton
Title:            Authorized Signatory
Phone:            +44 1534 605 427

Signature, Place and Date of Signing:


  /s/ David Barton                    St Helier, Jersey       February 14, 2011
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        [Signature]                     [City, State]                [Date]

Report Type (Check only one):

| | 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.:    Form 13F File Number      Name

                                  Brevan Howard Capital Management LP